Provision for Income Taxes - Reconciliation (Details) - USD ($)	3 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Jun. 30, 2024	Jun. 30, 2023
Effective Income Tax Rate Reconciliation, Amount [Abstract]
At Federal statutory rate at 21%	$ 45,626	$ 60,412	$ (51,681)	$ 444,529
Wisconsin change in tax law		(112,058)	(112,058)
Earnings on bank owned life insurance	(14,069)	(12,594)	(52,245)	(104,520)
State tax, net of federal benefit			(321,355)	112,009
Equity compensation			23,534	5,664
Increase/decrease in valuation allowance			321,355
Other	9,042	41,603	(85,766)	(7,582)
Provision for Income Taxes	$ 40,599	$ 201,479	$ (59,108)	$ 444,735
Federal statutory rate	21.00%	21.00%	21.00%	21.00%